Operating expenses - Payroll Costs (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) employee	Jun. 30, 2020 EUR (€) employee	Dec. 31, 2020 EUR (€)
Analysis of income and expense [abstract]
Wages and salaries	€ (5,939)	€ (5,658)
Payroll taxes	(2,574)	(1,799)
Share-based payments	(1,398)	(1,542)
Retirement benefit obligations	(42)	(38)	€ (76)
Total payroll costs	€ (9,953)	€ (9,038)
Average headcount | employee	93	104
End-of-period headcount | employee	98	98